Shareholders' Equity - Ordinary Shares (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2020 shares	Dec. 31, 2020 Vote / shares $ / shares shares	Sep. 30, 2021 Vote $ / shares shares	Nov. 30, 2020 shares	Dec. 31, 2019 $ / shares shares
Shareholders' Equity
Number of vote for each ordinary share | Vote / shares		1
Number of Class A common stock issued upon conversion of each share (in shares)		1
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares (in shares)		20.00%
Common shares, votes per share | Vote / shares		1
Common stock, shares subject to surrender (in shares)	7,187,500
Class A Ordinary Shares
Shareholders' Equity
Common stock, shares authorized		300,000,000	300,000,000		300,000,000
Number of vote for each ordinary share | Vote			1
Common stock shares outstanding including shares subject to possible conversion		81,681,000
Shares subject to possible redemption		81,681,000			0
Common shares, par value, (per share) | $ / shares		$ 0.00005	$ 0.00005		$ 0.00005
Common shares, votes per share | Vote			1
Common shares, shares issued		0	0		0
Common shares, shares outstanding		0	0		0
Class B Ordinary Shares
Shareholders' Equity
Common stock, shares authorized		60,000,000	60,000,000		60,000,000
Common shares, par value, (per share) | $ / shares		$ 0.00005	$ 0.00005		$ 0.00005
Common shares, shares issued		20,420,250	20,420,250		20,420,250
Common shares, shares outstanding		20,420,250	20,420,250		20,420,250
Common stock, shares subject to forfeiture (in shares)				1,142,250
Common stock, shares subject to surrender (in shares)	7,187,500